Parent Entity Information	12 Months Ended
Jun. 30, 2021
Disclosure Of Parent Entity Information [abstract]
Parent Entity Information
NOTE 33. PARENT ENTITY INFORMATION
Set out below is the supplementary information about the parent entity.
Statement of comprehensive loss

	Parent
	June 30, 2021 A$	June 30, 2020 A$	June 30, 2019 A$
Loss after income tax	(29,227,163)	(13,482,664)	(17,872,089)

Total comprehensive loss	(29,227,163)	(13,482,664)	(17,872,089)

Statement of financial

position

	Parent
	June 30, 2021 A$	June 30, 2020 A$
Total current assets	51,560,979	21,659,619
Total non current assets	25,908,877	20,539,720

Total assets	77,469,856	42,199,339

Total current liabilities	1,309,609	634,177
Total non current liabilities	4,314,029	10,970,720

Total liabilities	5,623,638	11,604,897

Equity
— Contributed equity	313,422,305	242,990,507
— Reserves	34,845,815	65,765,139
— Accumulated losses	(276,421,902)	(278,161,204)

Total equity	71,846,218	30,594,442

Parent company financial information is presented in order to meet the disclosure requirements of Australian Accounting Standards, which permits investments in subsidiaries to be measured at cost.
Guarantees of financial support
There are no guarantees entered into by the parent entity.
Contingent liabilities of the parent entity
Refer to note 25 for details in relation to contingent liabilities as at June 30, 2021 and June 30, 2020.
Capital commitments – Property, plant and equipment
The parent entity did not have any capital commitments for property, plant and equipment at as June 30, 2021 and June 30, 2020.